Additional Information-Parent Company Only Condensed Financial Information statement of comprehensive income (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
General and administrative expenses	¥ 252,214	$ 39,578	¥ 183,987	¥ 160,531
(Loss)/income from operations	(32,570)	(5,111)	(56,694)	145,175
Accretions of convertible redeemable preferred shares to redemption value				(50,219)
Net (loss)/income attributable to ordinary shareholders of the Company	(8,371)	(1,315)	5,807	126,505
Net income/(loss) attributable to So-Young International Inc.	(8,371)	(1,315)	5,807	176,724
Other comprehensive income/(loss):
Foreign currency translation adjustment	31,399	4,927	144,225	(55,335)
Comprehensive income/(loss) attributable to ordinary shareholders of the Company	(39,770)	(6,242)	(138,418)	181,840
Parent company
Operating expenses:
General and administrative expenses	(9,556)	(1,500)	(7,574)	(3,581)
(Loss)/income from operations	(9,556)	(1,500)	(7,574)	(3,581)
Share of profit/(loss) of subsidiaries and VIE	(1,412)	(222)	763	157,317
Income from non-operations	2,597	407	12,618	22,988
Accretions of convertible redeemable preferred shares to redemption value				(50,219)
Net (loss)/income attributable to ordinary shareholders of the Company	(8,371)	(1,315)	5,807	126,505
Net income/(loss) attributable to So-Young International Inc.	(8,371)	(1,315)	5,807	176,724
Other comprehensive income/(loss):
Foreign currency translation adjustment	(31,399)	(4,927)	(144,225)	55,335
Comprehensive income/(loss) attributable to ordinary shareholders of the Company	¥ (39,770)	$ (6,242)	¥ (138,418)	¥ 232,059